Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions					9 Months Ended	12 Months Ended
	Jan. 01, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 USD ($) Customer Segment	Dec. 31, 2016 CNY (¥) Customer Unit	Dec. 31, 2017 USD ($) Customer Unit	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2017 CNY (¥) Customer	Dec. 31, 2016 CNY (¥) Customer	Dec. 31, 2015 CNY (¥) Customer	Dec. 31, 2017 CNY (¥) Customer
Accounting Policies [Abstract]
Number of reportable segments | Segment			2
Internal use software development costs capitalized during the period						$ 0	¥ 0	¥ 4,000,000	¥ 33,000,000
Amortization expense for capitalized software costs						1	8,000,000	7,000,000	13,000,000
Unamortized amount of capitalized internal use software developed costs (included in intangible assets, net)			$ 3	¥ 30,000,000	$ 3	3		30,000,000		¥ 22,000,000
Number of reporting units | Unit				3	2
Gross interest income						543	3,500,000,000
Gross interest cost						288	1,900,000,000
Barter transaction, Gross Operating Revenue Recognized						117	763,000,000	382,000,000	350,000,000
Sale tax and surcharges in cost of revenues						951	6,200,000,000	4,700,000,000	4,600,000,000
Advertising and promotional expenses						700	¥ 4,600,000,000	¥ 7,700,000,000	¥ 9,800,000,000
Cash and cash equivalents, restricted cash and short-term investments			$ 15,500		$ 15,500	$ 15,500				¥ 100,700,000,000
Number of customers with receivable balance exceeding 10%			0	0	0	0		0		0
Number of customer or any Baidu Union member with revenue greater than 10%						0	0	0	0
Depreciation of US$ against RMB, as a percentage						6.29%	6.29%
Accounting Standards Update 2014-09
Accounting Policies [Abstract]
Percentage of change in revenue						5.60%	5.60%
Accounting Standards Update 2016-01 | Subsequent Event
Accounting Policies [Abstract]
Cumulative effect of initially application of guidance on retained earnings	$ 104	¥ 676,000,000
Online Payment Agencies
Accounting Policies [Abstract]
Allowance for doubtful accounts of online payment agencies | ¥				¥ 0				¥ 0		¥ 0
Micro loans | Maximum
Accounting Policies [Abstract]
Periods of loan granted						36 months	36 months
Micro loans | Minimum
Accounting Policies [Abstract]
Periods of loan granted						1 month	1 month
Cash and cash equivalents | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments						3 months	3 months
Short-term Investments | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments						12 months	12 months
Short-term Investments | Minimum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments						3 months	3 months
Credit Concentration Risk | Sales Revenue, Net | Maximum
Accounting Policies [Abstract]
Concentration risk by percentage						10.00%	10.00%
Onshore China | Credit Concentration Risk | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage			95.95%
Offshore China | Credit Concentration Risk | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage			4.05%
Bank of China | Credit Concentration Risk | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage			25.26%
China Construction Bank [Member] | Credit Concentration Risk | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage			18.83%
China Merchants Bank | Credit Concentration Risk | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage			12.56%
Bank of Communications | Credit Concentration Risk | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage			10.50%
iQIYI Licensed Copyright
Accounting Policies [Abstract]
Barter transaction, Gross Operating Revenue Recognized						$ 117	¥ 763,000,000	382,000,000	¥ 350,000,000
Barter transaction, Cost Recognized						$ 100	¥ 650,000,000	¥ 363,000,000	¥ 265,000,000
Office building related facility, machinery and equipment
Accounting Policies [Abstract]
Property, plant and equipment, salvage value, percentage			4.00%		4.00%	4.00%				4.00%